Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
INVESTMENT INCOME
Unaffiliated interest		$ 42,279	$ 35,238
Affiliated/controlled interest		148,983	1,901,052
TOTAL INVESTMENT INCOME		191,262	1,936,290
EXPENSES
Investment advisory fees (Note 4)		192,820	489,772
Administration fees		28,503	29,579
Custody fees		2,160	5,807
Transfer agent fees		7,878	9,977
Registration and filing fees		8,704	8,334
Professional fees		65,769	69,222
Printing fees		14,548	18,740
Trustees fees		18,750	50,000
Compliance fees		29,288	29,287
Miscellaneous fees		20,931	22,147
TOTAL GROSS EXPENSES		389,351	732,865
NET INVESTMENT INCOME		(198,089)	1,203,425
Net realized gains (losses) from security transactions on:
Affiliated/controlled		(7,864,997)	183,913
Foreign currency		0	2,660
Net realized gains (losses)		(7,864,997)	186,573
Net change in unrealized appreciation (depreciation) on:
Non-affiliated investments		0	191,876
Affiliated/controlled investments and foreign currency		2,557,271	(9,037,774)
Affiliated/controlled warrants investments	[1]	763,591	105,958
Net change in unrealized appreciation (depreciation)		3,320,862	(8,739,940)
Net Realized and Unrealized (Loss) on Investments		(4,544,135)	(8,553,367)
Net Decrease In Net Assets Resulting From Operations		$ (4,742,224)	$ (7,349,942)
Net Decrease In Net Assets Per Share Resulting From Operations	[2]	$ (0.69)	$ (1.07)

[1]	Primary exposure is equity risk.
[2]	Per share results are calculated based on weighted average shares outstanding for each period.